UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scion Capital, LLC
Address: 20400 Stevens Creek Blvd, Suite 840
         Cupertino, CA  95014

13F File Number:  28-11229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael J. Burry
Title:     Managing Member
Phone:     408-441-8400

Signature, Place, and Date of Signing:

       /s/  Michael J. Burry     Cupertino, CA     April 24, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $225,710 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHESAPEAKE ENERGY CORP         COM              165167107    23557   750000 SH       SOLE                   750000        0        0
GATEWAY INC                    COM              367626108     3437  1569500 SH       SOLE                  1569500        0        0
INTERNATIONAL COAL GRP INC N   COM              45928H106    59706  6130000 SH       SOLE                  6130000        0        0
MAXXAM INC                     COM              577913106    22883   704100 SH       SOLE                   704100        0        0
MICROSOFT CORP                 COM              594918104    12240  2332300 SH  CALL SOLE                        0        0        0
OVERSTOCK COM INC DEL          COM              690370101    55912  1875000 SH       SOLE                  1875000        0        0
PIONEER NAT RES CO             COM              723787107    35400   800000 SH       SOLE                   800000        0        0
PXRE GROUP LTD                 COM              G73018106    11221  3431500 SH       SOLE                  3431500        0        0
QUIPP INC                      COM              748802105     1354   123112 SH       SOLE                   123112        0        0